                                                                     Rule 497(e)
                                                               File Nos. 2-98772
                                                                        811-4347

                                    GMO TRUST

              AMENDED AND RESTATED SUPPLEMENT DATED AUGUST 30, 1999
                                       TO
                    GMO TRUST PROSPECTUS DATED JUNE 30, 1999
                GMO TRUST TAX-MANAGED FUNDS PROSPECTUS DATED JUNE
                                    30, 1999
             GMO INTRINSIC VALUE FUND PROSPECTUS DATED JUNE 30, 1999
                   PELICAN FUND PROSPECTUS DATED JUNE 30, 1999
      PELICAN FUND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 1999
               GMO TRUST SHAREHOLDER'S MANUAL DATED JUNE 30, 1999


ALL FUNDS:

TIME OF DETERMINATION OF NET ASSET VALUE

         Effective September 1, 1999, the net asset value per share of each Fund of GMO Trust will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. New York City Time.

SUBMISSION DEADLINE FOR REDEMPTION REQUESTS

         Effective September 1, 1999, in order for a redemption request to be in "good order" on a particular business day (i.e., a day on which the Exchange is open for regular business), a Fund shareholder's request must be received by the Trust prior to the close of regular trading on the Exchange on that day (generally 4:00 p.m. New York City Time). Redemption requests received after such deadline will be honored on the next following business day, and the redemption will be effected based on the net asset value per share computed on such next following business day (subject to any applicable redemption fee).




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GMO ASSET ALLOCATION FUNDS ONLY:

         Effective August 2, 1999, each of the GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund and GMO U.S. Sector Fund may invest in shares of the GMO Intrinsic Value Fund (the "Intrinsic Value Fund"), a series of GMO Trust.

         Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is the investment manager for the Intrinsic Value Fund, which commenced operations in August 1999. The Intrinsic Value Fund seeks long-term capital growth through investment in equity securities. The Fund's current benchmark is the Russell 1000 Value Index, and the Fund invests primarily in equity securities of companies chosen from the Russell 1000 Index, emphasizing large capitalization equity securities. The Fund may also use derivatives. The most significant risks of an investment in the Intrinsic Value Fund include Market Risk (including Equity Securities Risk and Value Securities Risk) and Derivatives Risk (see "Summary of Principal Risks" in the GMO Trust Prospectus for a description of these risks). The Intrinsic Value Fund is currently offered pursuant to a separate Prospectus and Statement of Additional Information, copies of which are available free of charge from GMO upon request (call collect at (617) 346-7646). For more information about the Intrinsic Value Fund, including the Fund's fees and expenses, strategies, the risks noted above and other principal risks of an investment in the Fund, please refer to the Fund's Prospectus and Statement of Additional Information.

                                                                     Rule 497(e)
                                                               File Nos. 2-98772
                                                                        811-4347

                                    GMO TRUST

                        SUPPLEMENT DATED AUGUST 30, 1999
                                       TO
        GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 1999
               GMO TRUST TAX-MANAGED FUNDS STATEMENT OF ADDITIONAL
                         INFORMATION DATED JUNE 30, 1999
                GMO INTRINSIC VALUE FUND STATEMENT OF ADDITIONAL
                         INFORMATION DATED JUNE 30, 1999
      PELICAN FUND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 1999


ALL FUNDS:

DETERMINATION OF NET ASSET VALUE

         Effective September 1, 1999, the net asset value per share of each Fund of GMO Trust will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. New York City Time. However, equity options held by the Funds are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Funds are priced as of their close of trading at 4:15 p.m.